Leases	6 Months Ended
Jun. 30, 2019
Leases
Leases

Note 7 – Leases

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2019	2018
	DKK'000	DKK'000
Right-of-use assets
Properties	185,867	—
Equipment	5,112	—
		—
Total right-of-use assets	190,979	—
		—
Lease liabilities		—
Current	31,237	—
Non-current	162,811	—
		—
Total lease liabilities	194,048	—

There were no additions to the right-of-use assets in the first half ended June 30, 2019.

Amounts recognized in the statement of comprehensive income

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018
	DKK'000	DKK'000
Depreciation charge of right-of-use assets
Properties	13,150	—
Equipment	639	—

Total depreciation charge of right-of-use assets	13,789	—

Interest expense	3,607	—
Expense relating to short-term leases	1,437	—

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.

Please refer to note 1 for disclosure of the impact of adoption of IFRS 16 on our consolidated financial statements. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

During the second quarter of 2019, Genmab A/S’s subsidiary Genmab US, Inc., entered into a lease agreement with respect to office and laboratory space with a commencement date in March 2020 and is non-cancellable until August 2031.  The total future minimum payments over the term of the lease are approximately DKK 210 million and estimated capital expenditures to fit out the space are approximately DKK 111 million.